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PACE Government Securities Fixed Income Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

Prospectus & SAI Supplement

PACE® Government Securities Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective on or about November 28, 2013, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Government Securities Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The sections captioned (i) "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 5 of the Multi-Class Prospectus and page 7 of the Class P Prospectus, and (ii) "More information about the funds—PACE Government Securities Fixed Income Investments" and sub-headed "Principal investments" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus, are revised by replacing the first sentence of the first paragraph of each section with the following:

The fund invests in US government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, Barclays US Mortgage-Backed Securities Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 4.4 years.

The section captioned "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 5 of the Multi-Class Prospectus and page 7 of the Class P Prospectus is revised by replacing the third and fourth paragraphs of each section in their entirety with the following:

The fund also may invest in investment grade bonds of non-government issuers, including those backed by mortgages or other assets (or unrated bonds of equivalent quality).

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.